Business Acquisition - Narrative (Details) - Peak Maritime Management AS - USD ($) $ in Millions		3 Months Ended		6 Months Ended
	Apr. 01, 2026	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Business Combination [Line Items]
Share acquired (in shares)	4,200
Purchase consideration - cash	$ 0.1
Total ownership preacquisition, percentage	54.00%
Revenue and profit contributions		$ 0.4
Business combination, contributed revenues				$ 1.0
Business combination, pro forma, acquiree revenue			$ 0.4		$ 0.7